SHARE-BASED PAYMENTS - Deferred share unit plan (Details) - DSUs $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) EquityInstruments $ / shares	Dec. 31, 2023 USD ($) EquityInstruments $ / shares
Share-based payment transaction
Minimum percentage of compensation for computing number of share units to outside director (as a percent)	50.00%
DSUs granted	173,000	329,000
Weighted average grant-date fair value (C$/ unit) | $ / shares	$ 10.91	$ 6.66
Number of share units outstanding	2,128,217
Recognized liability | $	$ 19.8	$ 11.9